SMITH BARNEY
                    INTERMEDIATE MATURITY
                  NEW YORK MUNICIPALS FUND
                        (the "Fund")

        Supplement to Prospectus dated March 22, 1996


      The following information supersedes the information set forth in the Fund's Prospectus under "Management of the Trust and the Fund:"

     Portfolio Management

           Peter M. Coffey, Investment Officer  of
     the  Fund  and  Managing  Director  of  Smith
     Barney  Mutual  Funds  Management  Inc.,   is
     responsible   for  managing  the   day-to-day
     operations of the Fund including making all investment decisions.


___________________________
October 4, 1996






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